Revenue by Categories (Details) - Schedule of Revenue Generated from Different Continents - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue	[1]	$ 162,702	$ 78,326
Revenue in %	[1]	100.00%	100.00%
North America [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 80,917	$ 43,410
Revenue in %		50.00%	55.00%
Europe [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 33,224	$ 22,499
Revenue in %		20.00%	29.00%
Asia [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 43,903	$ 10,238
Revenue in %		27.00%	13.00%
Others [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 4,658	$ 2,179
Revenue in %		3.00%	3.00%

[1]	Total revenue excludes Bitcoin self-mining revenue.